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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: December 31, 2006

            If amended report check here: [_]
         This Amendment (check only one): [_] is a restatement
                                          [_] adds new holding entries

                       Seneca Capital Investments, L.P.
                   Name of Institutional Investment Manager

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
                  590 Madison Avenue     New York New York 10022
               Business Address (Street)  (City)  (State)  (Zip)

13F File Number: ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form. Name, Title and Telephone Number of Person Submitting Report:

    Michael Anastasio      Chief Financial Officer         212-888-2999
          (Name)                   (Title)                   (Phone)

Signature, Place and Date of Signing:

/s/ Michael Anastasio
590 Madison Avenue
New York, New York 10022

_________________
2/14/07

Report Type:
[_] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[_] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

              13F File Number           Name:
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              28 - 03497                Seneca Capital
                                        Advisors, LLC